STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW FROM (USED IN) OPERATING ACTIVITIES
Net profit (loss)	$ (91,363)	$ (26,668)
Adjustments for:
Depletion and depreciation (note 7)	120,652	136,518
Impairment (reversal) and (gain) loss on dispositions (note 7)	69,822	(93,333)
Accretion on decommissioning obligations (note 9)	1,287	1,713
Non-cash financing and accretion (note 8)	4,803	3,323
Share-based compensation (note 12)	699	3,936
Unrealized (gain) loss on commodity contracts (note 17)	(45,238)	29,525
Unrealized foreign exchange (gain) loss (note 15)	(18,298)	(7,918)
Loss on marketable securities	461	678
Deferred tax expense (recovery) (note 13)	15,415	(6,858)
Decommissioning costs incurred (note 9)	(2,758)	(2,927)
Change in non-cash working capital (note 20)	(272)	(443)
Cash flows from (used in) operating activities	55,210	37,546
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Issuance of share capital, net of issue costs (note 11)	4	37,825
Issuance of Convertible Debentures, net of issue costs (note 8)	0	47,610
Issuance of Senior Notes, net of issue costs (note 8)	0	(55)
Settlement of share based payments	(1,246)	(730)
Advances from (repayment of) loans and borrowings	32,923	(321,601)
Financing obligations (note 10)	(7,558)	(3,997)
Deferred lease inducements (note 10)	(366)	(340)
Drawdown deferred capital obligations	(14,693)	(3,291)
Change in non-cash working capital (note 20)	(16,353)	(601)
Cash flows from (used in) financing activities	25,417	(243,978)
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES
Expenditure on exploration and evaluation assets (note 6)	(1,664)	(2,349)
Additions to property, plant and equipment (note 7)	(121,586)	(76,531)
Proceeds on sale of property, plant and equipment	48,370	296,638
Proceeds on sale of marketable securities	3,861	0
Change in non-cash working capital (note 20)	(9,608)	(11,326)
Cash flows from (used in) investing activities	(80,627)	206,432
Change in cash	0	0
Cash, beginning of year	0	0
Cash, end of year	0	0
Cash paid:
Interest	33,930	40,464
Taxes	$ 0	$ 0